Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses by Portfolio Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 4,306	$ 4,375	$ 4,537
Provision for credit losses	1,324	1,132	1,229
Loans charged off	1,615	1,516	1,679
Less recoveries of loans charged off	(346)	(344)	(345)
Net loans charged off	1,269	1,172	1,334
Other changes	(4)	(29)	(57)
Balance at end of period	4,357	4,306	4,375
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,287	1,146	1,075
Provision for credit losses	488	361	266
Loans charged off	417	314	305
Less recoveries of loans charged off	(92)	(95)	(110)
Net loans charged off	325	219	195
Other changes		(1)
Balance at end of period	1,450	1,287	1,146
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	724	726	776
Provision for credit losses	75	(30)	(63)
Loans charged off	22	22	36
Less recoveries of loans charged off	(35)	(50)	(49)
Net loans charged off	(13)	(28)	(13)
Balance at end of period	812	724	726
Residential Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	631	787	875
Provision for credit losses	(61)	(47)	107
Loans charged off	85	135	216
Less recoveries of loans charged off	(25)	(26)	(21)
Net loans charged off	60	109	195
Balance at end of period	510	631	787
Other Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	743	771	781
Provision for credit losses	95	193	278
Loans charged off	332	319	384
Less recoveries of loans charged off	(111)	(98)	(96)
Net loans charged off	221	221	288
Balance at end of period	617	743	771
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	883	880	884
Provision for credit losses	728	654	657
Loans charged off	759	726	725
Less recoveries of loans charged off	(83)	(75)	(67)
Net loans charged off	676	651	658
Other changes	(1)		(3)
Balance at end of period	934	883	880
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	4,268	4,310	4,391
Provision for credit losses	1,325	1,131	1,245
Loans charged off	1,615	1,516	1,666
Less recoveries of loans charged off	(346)	(344)	(343)
Net loans charged off	1,269	1,172	1,323
Other changes	(1)	(1)	(3)
Balance at end of period	4,323	4,268	4,310
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	38	65	146
Provision for credit losses	(1)	1	(16)
Loans charged off			13
Less recoveries of loans charged off			(2)
Net loans charged off			11
Other changes	(3)	(28)	(54)
Balance at end of period	$ 34	$ 38	$ 65